STADION INVESTMENT TRUST

Stadion Managed Portfolio Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)	Stadion Olympus Fund™ Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)
Stadion Core Advantage Portfolio Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)	Stadion Trilogy Fund™ Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)

Stadion Tactical Income Fund Class A Shares (TACFX) Class C Shares (TACCX)* Class I Shares (TACSX)

* As of the date of this Supplement Class C Shares of the Income Fund have not commenced operations.

SUPPLEMENT

Dated April 1, 2013

This Supplement updates the following, as described below:

•
the Prospectus, dated October 1, 2012, as last supplemented on January 30, 2013, for the Stadion Managed Portfolio, Stadion Core Advantage Portfolio, Stadion Olympus Fund™ and Stadion Trilogy Fund™ (the “Prospectus”), and

•
the Statement of Additional Information, dated October 1, 2012, as amended December 30, 2012 and supplemented on February 5, 2013, for the Stadion Managed Portfolio, Stadion Core Advantage Portfolio, Stadion Olympus Fund™, Stadion Trilogy Fund™ and Stadion Tactical Income Fund (the “SAI”).

Each of the foregoing funds is a series of the Stadion Investment Trust.  Please keep this Supplement for future reference.

PROSPECTUS

Change to Management of the Stadion Managed Fund

Effective April 1, 2013, the table located under the section titled “Management of the Fund” on page 10 of the Prospectus shall be replaced in its entirety to read as follows:

Name	Title with the Advisor	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since 2009
Judson P. Doherty, CFA	President	Since 2006
Gregory L. Morris	Portfolio Manager	Since 2006
William McGough, CFA	Vice President – Portfolio Manager	Since April 2013

Change to Management of the Stadion Core Advantage Fund

Effective April 1, 2013, the table located under the section titled “Management of the Fund” on page 21 of the Prospectus shall be replaced in its entirety to read as follows:

Name	Title with the Advisor	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since 2009
Judson P. Doherty, CFA	President	Since 2006
Gregory L. Morris	Portfolio Manager	Since 2006
William McGough, CFA	Vice President – Portfolio Manager	Since April 2013

Change to Management of the Stadion Olympus Fund

Effective April 1, 2013, the table located under the section titled “Management of the Fund” on page 31 of the Prospectus shall be replaced in its entirety to read as follows:

Name	Title with the Advisor	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2012
John M. Wiens	Vice President	Since April 2013
William McGough, CFA	Vice President – Portfolio Manager	Since April 2013

Updated Investment Advisor Information

Effective April 1, 2013, the section titled “Investment Advisor” beginning on page 59 of the Prospectus shall be deleted in its entirety and replaced with the following:

INVESTMENT ADVISOR

The Funds’ investment advisor is Stadion Money Management, LLC, 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677. The Advisor serves in that capacity pursuant to investment advisory agreements with the Stadion Investment Trust (the “Trust”) on behalf of the Funds. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board.

The Advisor is a Delaware limited liability company controlled by certain investment entities controlled and managed by TA Associates, Inc. (“TA”). The Advisor was organized in April 2011 through a corporate reorganization whereby Stadion Money Management, Inc. (“Stadion Inc.”), the Advisor’s predecessor firm, contributed substantially all of its business to the Advisor in exchange for interests in the Advisor. Stadion Inc. had served as the investment adviser of the Managed Fund and the Core Advantage Fund since their inception. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since Stadion Inc. was founded in 1991. As of September 1, 2012, the Advisor had approximately $5.3 billion in assets under management.

Managed Fund and Core Advantage Fund Portfolio Managers
Each of the Managed Fund and Core Advantage Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA., Judson P. Doherty, CFA, Gregory L. Morris and William McGough. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Funds. Mr. Doherty and Mr. Morris have been members of the portfolio management team since 2006. Mr. Thompson joined the portfolio management team in 2009 and Mr. McGough joined the portfolio management team in 2013.

Trilogy Fund Portfolio Managers
The Trilogy Fund is managed by a portfolio management team consisting of Mr. Thompson, Jonathan W. Weaver, CFA, and David C. Pursell. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Trilogy Fund. Mr. Thompson has been a member of the portfolio management team since the Trilogy Fund’s inception in April 2012 and Mr. Weaver and Mr. Pursell have been members of the portfolio management team since May 2012.

Olympus Fund Portfolio Managers
The Olympus Fund is managed by a portfolio management team consisting of Mr. Thompson, CFA., John M. Wiens and Mr. McGough. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Funds. Mr. Thompson joined the portfolio management team in 2009, Mr. John Wiens joined the portfolio management team in 2013 and Mr. William McGough joined the portfolio management team in 2013.

Additional Information Regarding Portfolio Managers

Judson P. Doherty, CFA. Mr. Doherty has served as President of the Advisor (and its predecessor) since 2007. He previously served as Chief Compliance Officer of the Advisor (and its predecessor) from 2001 until 2010 and Chief Financial Officer from 2001 until 2011. He also serves as President of the Trust. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. Mr. Doherty also holds the Chartered Financial Analyst designation. He has over 19 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

Gregory L. Morris. Mr. Morris is a portfolio manager for the Advisor and has served in that capacity for the Advisor (and its predecessor) since 2004. In addition, Mr. Morris serves as Chairman of the Board of Trustees of the Trust. Mr. Morris was a principal of MurphyMorris Money Management Co. from 2000 to 2005 and served as a Trustee, Vice President, and Treasurer of MurphyMorris Investment Trust. Mr. Morris received his Bachelor of Science degree in Aerospace Engineering from the University of Texas in 1971. Mr. Morris also graduated from the U.S. Navy Fighter Weapons School known as Top Gun. He has over 30 years experience in the investment consulting business.

Brad A. Thompson, CFA. Mr. Thompson serves as Chief Investment Officer of the Advisor and has been a Portfolio Manager and an officer of the Advisor (and its predecessor) serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

Jonathan W. Weaver, CFA. Mr. Weaver is a Portfolio Manager for the Advisor and has served in that capacity since joining the Advisor in 2011. Mr. Weaver served as a representative for Wells Fargo Advisors, LLC from 2010 until 2011 where he developed portfolios for high net worth clients. He received a B.A. Degree in Economics from Vanderbilt University and also holds the Chartered Financial Analyst designation. He also received his M.B.A. Degree from Emory University in 2000 and is working towards his Ph.D. in Finance from Emory. Mr. Weaver was Director of Risk Management/Quantitative Analysis at Collins Capital from 2002 until 2006 and retained a consulting position from 2006 until 2009.

David C. Pursell. Mr. Pursell is a Portfolio Manager for the Advisor and has served in that capacity since joining the Adviser in 2011. Mr. Pursell served as a representative for Wells Fargo Advisors, LLC from 2009 until 2011 where he developed portfolios for high net worth clients. He worked at Wachovia Securities LLC in 2009 and in the Private Wealth Management Division of Morgan Stanley & Co. Inc. from 2006 until 2009. He has a B.A. Degree in Finance from the University of Georgia and a M.B.A. Degree from Emory University.

John M. Wiens. Mr. Wiens is a Portfolio Manager for the Advisor and has served in that capacity since joining the Advisor in 2011. Mr. Wiens worked for J.P. Morgan from 2010-2011 as Vice President and Banker where he constructed portfolios and asset allocation models for both high net worth individuals and institutions. He also worked at Lehman Brothers Inc. from 2007-2008 and Barclays LLC  from 2009 until 2010. Mr. Wiens has a BA and MBA  from the University of Alabama.

William McGough, CFA. Mr. McGough is Vice President of Portfolio Management of the Advisor and has served in that capacity since joining the Advisor in 2003.  He has a Bachelor of Business Administration Degree from the University of Georgia and also holds the Chartered Financial Analyst designation.

Appointment of a New Transfer Agent

Effective on or about April 1, 2013, ALPS Fund Services, Inc. (“ALPS”) will be appointed and thereafter serve as Transfer Agent to the Funds. Effective on or about April 1, 2013, all references in the Prospectus and SAI to the “Transfer Agent” shall refer thereafter to ALPS. In addition, effective on or about April 1, 2013, all references to the address of the Transfer Agent shall be replaced with “P.O. Box 1920, Denver, CO 80201 (for Regular Mail) and 1290 Broadway, Suite 1100, Denver, CO 80203 (for Overnight Delivery)”.

STATEMENT OF ADDITIONAL INFORMATION

Updated Portfolio Manager Information

Effective on or about April 1, 2013, under the section titled “Portfolio Managers” beginning on page 26 of the SAI all references Timothy A. Chapman shall be deleted.

Effective April 1, 2013, the first paragraph under the section titled “Portfolio Managers” beginning on page 26 of the SAI shall be deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS. A management team consisting of Judson P. Doherty, Gregory L. Morris, Brad A. Thompson and William McGough is responsible for the day-to-day management of the portfolio for the Managed Fund and Core Advantage Fund.  A management team consisting of Brad A. Thompson, John M. Wiens, and William McGough is responsible for the day-to-day management of the portfolio for the Olympus Fund.  A management team consisting of Brad A. Thompson, Jonathan W. Weaver and David C. Pursell is responsible for the day-to-day management of the portfolio for the Trilogy Fund. A management team consisting of Brad A. Thompson, , Clayton Fresk, and John M. Wiens is responsible for the day-to-day management of the portfolio for the Income Fund.

Effective on or about April 1, 2013, under the section titled “Portfolio Managers – Ownership of the Funds” beginning on page 26 of the SAI, the following information will be added to the current tables provide in the this section of the SAI:

Ownership of Fund Shares.

Name of Portfolio Manager	Name of Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Owned
John M. Wiens	Olympus Fund	D
	Income Fund	C
E
William McGough	Managed Fund	A
	Core Advantage Fund	A
	Olympus Fund	A
A

Other Accounts.

Name of Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed
John M. Wiens	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	55	$1,868 million
	Other Accounts:	117,560	$2,941 million
William McGough	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	55	$1,868 million
	Other Accounts:	117,560	$2,941 million